Morgan Stanley International SmallCap Fund                Two World Trade Center
Letter to the Shareholders  / / May 31, 2001            New York, New York 10048

Dear Shareholder:
Equity markets around the world trended downward during the fiscal year ended May 31, 2001, led into decline by the collapse in technology, media and telecommunications stocks. During the second half of 2000, the markets grew more concerned about the sustainability of economic growth and global business conditions as a whole. Battered by increasingly negative economic data, stock prices continued to decline in early spring 2001. After a series of rate cuts by the U.S. Federal Reserve Board as well as central banks in other countries, equity markets staged a recovery in April and May, but that rally would prove short-lived as earnings forecasts grew more pessimistic.

Performance and Portfolio Strategy
On June 18, 2001, Morgan Stanley Dean Witter International SmallCap Fund was renamed Morgan Stanley International SmallCap Fund. For the 12-month period ended May 31, 2001, the Fund's Class B shares posted a total return of -12.74 percent, compared to -17.46 percent for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. For the same period, the Fund's Class A, C and D shares returned -11.96 percent, -12.78 percent and -11.92 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, the Fund's stock selection in Europe was strong, particularly in Sweden, Germany and the United Kingdom. In Sweden, Nobel Biocare and Swedish Match were strong contributors to the Fund's return. The Fund benefited from its lack of exposure to technology in Germany, where that sector experienced a severe decline. The German holdings represented in the Fund's portfolio typically occupy unique market niches. In the United Kingdom, the Fund's holdings in such defensive sectors as food, household products and health care provided a boost to its relative performance.

As of May 31, 2001, the Fund was underweighted in Japan and overweighted in Europe versus the MSCI EAFE Index. The portfolio's largest sector allocation was to industrials, which represented 32.9 percent of the portfolio. In this area, the sub-advisor has found companies with good cash flows at reasonable valuations that typically dominate their markets. The Fund was overweighted in consumer staples, emphasizing food and beverages within that group, because the sub-advisor found that many of those companies offer strong brands and franchises as well as defensive cash flows. The sub-advisor added to this sector during the period as its concerns about slower economic growth increased. The Fund's most significant underweighting relative to the MSCI EAFE Index was in financials. The sub-advisor believes that companies in this sector will likely continue to struggle should economic growth slow further.

Morgan Stanley International SmallCap Fund
Letter to the Shareholders  / / May 31, 2001 CONTINUED

Looking Ahead
Anticipating slower economic growth around the world, Morgan Stanley Investment Management has increased the defensiveness of the Fund's portfolio. The sub-advisor remains cautious about the short-term prospects for companies in Japan. Despite the price declines experienced by companies in the technology, media and telecommunications sector internationally, the sub-advisor expects to keep the Fund underweighted in this area, believing that many of these companies are still too expensive.

We appreciate your ongoing support of Morgan Stanley International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley International SmallCap Fund
Fund Performance  / / May 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Growth of $10,000 -- Class B Shares
($ in Thousands)

               FUND(3)  MSCI EAFE(4)
July 1994      $10,000       $10,000
August 1994     $9,940       $10,237
November 1994   $8,920        $9,752
February 1995   $8,210        $9,409
May 1995        $8,540       $10,248
August 1995     $9,010       $10,287
November 1995   $8,960       $10,490
February 1996   $9,650       $10,995
May 1996       $10,280       $11,342
August 1996     $9,860       $11,097
November 1996   $9,580       $11,724
February 1997   $9,052       $11,351
May 1997        $9,302       $12,197
August 1997     $8,853       $12,101
November 1997   $8,165       $11,677
February 1998   $8,332       $13,108
May 1998        $9,177       $13,552
August 1998     $7,842       $12,084
November 1998   $7,946       $13,598
February 1999   $8,134       $13,756
May 1999        $9,177       $14,143
August 1999    $11,398       $15,187
November 1999  $12,576       $16,467
February 2000  $12,753       $17,257
May 2000       $11,679       $16,568
August 2000    $11,617       $16,638
November 2000  $10,292       $14,874
February 2001  $10,338       $14,256
May 2001       $10,192       $13,675

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 5/31/01                             PERIOD ENDED 5/31/01
   -------------------------                        -------------------------
   1 Year                     (11.96)%(1) (16.58)%(2) 1 Year                   (12.74)%(1) (17.10)%(2)
   Since Inception (7/28/97)   3.09 %(1) 1.65 %(2)  5 Years                    (0.17)%(1)  (0.56)%(2)
                                                    Since Inception (7/29/94)  0.28 %(1)   0.28 %(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 5/31/01                               PERIOD ENDED 5/31/01
   -------------------------                          -------------------------
   1 Year                     (12.78)%(1) (13.64)%(2) 1 Year                     (11.92)%(1)
   Since Inception (7/28/97)  2.32 %(1)   2.32 %(2)   Since Inception (7/28/97)  3.15 %(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE FUND'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common and Preferred Stocks (89.7%)
           Australia (2.5%)
           BEVERAGES: NON-ALCOHOLIC
 167,850   Neverfail Springwater Ltd...............  $   306,423
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
 291,647   E.R.G. Ltd..............................      215,329
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
 489,105   Ramsay Health Care Ltd..................      625,771
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 294,271   Ausdoc Group Ltd........................      235,124
                                                     -----------
           Total Australia.........................    1,382,647
                                                     -----------
           Austria (0.4%)
           TOBACCO
   3,500   Austria Tabakwerke AG...................      214,030
                                                     -----------
           Denmark (2.0%)
           FOOD: SPECIALTY/CANDY
  11,000   Danisco AS..............................      381,819
                                                     -----------
           OTHER TRANSPORTATION
   6,050   Kobenhavns Lufthavne AS.................      494,119
                                                     -----------
           REGIONAL BANKS
   4,850   Sydbank A/S.............................      235,466
                                                     -----------
           Total Denmark...........................    1,111,404
                                                     -----------
           Finland (6.4%)
           BUILDING PRODUCTS
   7,660   Kone Corp. (B Shares)...................      550,636
  36,310   Uponor Oyj..............................      528,536
                                                     -----------
                                                       1,079,172
                                                     -----------
           ELECTRONIC COMPONENTS
  14,490   Perlos Oyj..............................      181,996
                                                     -----------
           INDUSTRIAL MACHINERY
  62,420   Metso Oyj...............................      667,855
 156,249   Rapala Normark Corp.....................      709,675
                                                     -----------
                                                       1,377,530
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Finland (Continued)
           TRUCKS/CONSTRUCTION/FARM MACHINERY
  16,615   KCI Konecranes International............  $   510,123
  19,230   Wartsila Oyj (B Shares).................      413,124
                                                     -----------
                                                         923,247
                                                     -----------
           Total Finland...........................    3,561,945
                                                     -----------
           France (4.9%)
           ENVIRONMENTAL SERVICES
   4,654   Alliance et Gestion Commerciale.........      433,786
                                                     -----------
           INDUSTRIAL MACHINERY
  10,655   Groupe Legris Industries S.A............      479,438
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  32,037   Neopost S.A.*...........................      785,810
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  19,953   L'Europeenne d'Extincteurs*.............      284,027
                                                     -----------
           SPECIALTY INSURANCE
   3,520   Coface..................................      250,086
                                                     -----------
           TEXTILES
   6,999   Chargeurs S.A...........................      491,340
                                                     -----------
           Total France............................    2,724,487
                                                     -----------
           Germany (6.8%)
           APPAREL/FOOTWEAR
  10,415   Escada AG...............................      297,744
                                                     -----------
           AUTO PARTS: O.E.M.
  20,580   Beru AG.................................      771,111
                                                     -----------
           CONSTRUCTION MATERIALS
  22,389   Dyckerhoff AG (Pref.)...................      396,154
                                                     -----------
           HOME FURNISHINGS
  19,483   WMF - Wuerttembergische
            Metallwarenfabrik AG (Pref.)...........      257,068
                                                     -----------
           INDUSTRIAL MACHINERY
  32,035   Sartorius AG (Pref.)....................      167,990
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Germany (Continued)
           INVESTMENT MANAGERS
  10,896   MPC Muenchmeyer Petersen Capital AG*....  $   263,573
                                                     -----------
           MEDICAL/NURSING SERVICES
  25,619   Marseille-Kliniken AG...................      209,102
                                                     -----------
           METAL FABRICATIONS
  53,397   FAG Kugelfischer Georg Schaefer AG......      370,338
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  26,187   Techem AG*..............................      677,758
                                                     -----------
           RESTAURANTS
  15,930   Kamps AG................................      135,410
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   2,901   SCS Standard Computersysteme*...........            0
                                                     -----------
           SPECIALTY STORES
  23,490   Moebel Walther AG - Vorzugsakt..........      250,534
                                                     -----------
           Total Germany...........................    3,796,782
                                                     -----------
           Hong Kong (1.5%)
           FOOD: SPECIALTY/CANDY
1,630,140  Vitasoy International Holdings Ltd......      280,050
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS
 262,060   Asia Satellite Telecommunications
            Holdings Ltd...........................      534,199
                                                     -----------
           Total Hong Kong.........................      814,249
                                                     -----------
           Ireland (0.5%)
           REAL ESTATE DEVELOPMENT
  41,800   Green Property PLC......................      267,280
                                                     -----------
           Italy (0.5%)
           REGIONAL BANKS
 277,810   Cassa di Risparmio di Firenze SpA.......      282,671
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
           Japan (28.0%)
           AIR FREIGHT/COURIERS
  19,800   Yusen Air & Sea Service Co., Ltd........  $   275,900
                                                     -----------
           APPAREL/FOOTWEAR RETAIL
     400   Fast Retailing Co., Ltd.................       77,697
      35   Kyoto Kimono Yuzen Co., Ltd.............      158,944
   3,900   Ryohin Keikaku Co., Ltd.................       91,173
   6,700   Xebio Co., Ltd..........................       86,330
                                                     -----------
                                                         414,144
                                                     -----------
           AUTO PARTS: O.E.M.
  18,000   Stanley Electric Co., Ltd...............      178,293
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC
   2,900   ITO EN, Ltd.............................      182,574
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED
   2,800   Stella Chemifa Corp.....................       86,024
                                                     -----------
           CHEMICALS: SPECIALTY
  39,000   Shin-Etsu Polymer Co., Ltd..............      194,132
                                                     -----------
           CONSUMER SUNDRIES
  11,100   Aderans Co., Ltd........................      391,337
                                                     -----------
           CONTAINERS/PACKAGING
   7,800   FP Corp.................................      248,149
   7,900   Fuji Seal, Inc..........................      307,697
                                                     -----------
                                                         555,846
                                                     -----------
           DRUGSTORE CHAINS
   3,200   Matsumotokiyoshi Co., Ltd...............      142,365
                                                     -----------
           ELECTRICAL PRODUCTS
   8,700   Cosel Co., Ltd..........................      161,395
   4,000   Hosiden Corp............................       90,657
   6,600   Nidec Corp..............................      398,892
  19,000   Ushio Inc...............................      302,552
                                                     -----------
                                                         953,496
                                                     -----------
           ELECTRONIC COMPONENTS
   2,900   Enplas Corp.............................       78,628
  12,500   Jastec Co., Ltd.........................      419,710
  12,600   Zuken Inc...............................      206,245
                                                     -----------
                                                         704,583
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Japan (Continued)
           ELECTRONIC DISTRIBUTORS
  13,100   Toyo Corp...............................  $   338,689
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   5,400   CAC Corp................................      210,778
   2,400   Funai Electric Co., Ltd.................      185,747
  26,000   Horiba, Ltd.............................      227,852
                                                     -----------
                                                         624,377
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
   9,000   Fujimi Inc..............................      232,687
                                                     -----------
           ELECTRONICS/APPLIANCES
  39,000   Omega Project Co., Ltd..................       77,915
  11,700   Rinnai Corp.............................      221,959
  14,500   Yokowo Co., Ltd.........................      185,130
                                                     -----------
                                                         485,004
                                                     -----------
           ENGINEERING & CONSTRUCTION
   9,000   Daimei Telecom Engineering Corp.........       55,225
                                                     -----------
           FINANCE/RENTAL/LEASING
   3,600   Aeon Credit Service Co., Ltd............      212,440
                                                     -----------
           FOOD RETAIL
   7,500   Circle K Japan Co., Ltd.................      227,902
  10,600   Matsuya Foods Co., Ltd..................      218,887
   6,100   Mitta Co., Ltd..........................      101,897
                                                     -----------
                                                         548,686
                                                     -----------
           FOOD: MEAT/FISH/DAIRY
  31,000   Yonekyu Corp............................      278,435
                                                     -----------
           FOOD: SPECIALTY/CANDY
   3,900   Ariake Japan Co., Ltd...................      220,977
  21,000   Fujicco Co., Ltd........................      241,501
   5,700   Rock Field Co., Ltd.....................      142,105
                                                     -----------
                                                         604,583
                                                     -----------
           HOME BUILDING
     500   Higashi Nihon House Co., Ltd............        1,452
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Japan (Continued)
           HOUSEHOLD/PERSONAL CARE
   5,300   Milbon Co. Ltd..........................  $   251,364
   6,000   Morishita Jintan Co., Ltd...............      120,625
                                                     -----------
                                                         371,989
                                                     -----------
           INDUSTRIAL MACHINERY
   5,000   Arrk Corp...............................      186,771
  32,000   Daifuku Co., Ltd........................      170,839
   3,000   Fuji Machine
            Manufacturing Co., Ltd.................       65,601
   5,000   Japan Cash Machine Co., Ltd.............       88,349
   7,200   THK Co., Ltd............................      168,925
   3,200   Union Tool Co...........................      163,855
                                                     -----------
                                                         844,340
                                                     -----------
           INDUSTRIAL SPECIALTIES
  36,000   Lintec Corp.............................      311,257
   4,200   Taiyo Ink Manufacturing Co., Ltd........      152,304
                                                     -----------
                                                         463,561
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
       4   Acces Co., Ltd..........................      105,767
   1,900   Alpha Systems Inc.......................      129,665
   1,600   Fujitsu Support & Service, Inc..........       65,810
  18,000   MKC-Stat Corp...........................      247,797
                                                     -----------
                                                         549,039
                                                     -----------
           MEDICAL DISTRIBUTORS
   1,700   Japan Medical Dynamic Marketing, Inc....       66,071
  15,500   Nagaileben Co., Ltd.....................      317,468
                                                     -----------
                                                         383,539
                                                     -----------
           MEDICAL SPECIALTIES
   6,000   Nakanishi, Inc..........................      142,533
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
     870   Bellsystem 24, Inc......................      334,840
                                                     -----------
           OTHER CONSUMER SERVICES
   6,000   H.I.S. Co., Ltd.........................      154,117
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  32,000   Combi Corp..............................      190,716
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Japan (Continued)
           PACKAGED SOFTWARE
   6,000   Fuji Soft ABC Inc.......................  $   364,140
   6,000   Trend Micro Inc.*.......................      258,877
                                                     -----------
                                                         623,017
                                                     -----------
           PHARMACEUTICALS: OTHER
  10,000   Hisamitsu Pharmaceutical Co., Inc.......      165,450
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
       9   Shoeisha Co., Ltd.......................       58,852
                                                     -----------
           REAL ESTATE DEVELOPMENT
   6,700   Meiwa Estate Co., Ltd...................      109,220
     700   Sekiwa Real Estate Chubu, Ltd...........        2,879
  37,000   Sekiwa Real Estate, Ltd.................      141,316
  34,000   TOC Co., Ltd............................      179,804
                                                     -----------
                                                         433,219
                                                     -----------
           RECREATIONAL PRODUCTS
  15,000   Takara Co., Ltd.........................      168,094
   9,500   Tomy Co., Ltd...........................      202,153
                                                     -----------
                                                         370,247
                                                     -----------
           RESTAURANTS
   5,800   Doutor Coffee Co., Ltd..................      418,702
  21,000   Ichibanya Co., Ltd......................      181,566
   6,000   Origin Toshu Co., Ltd...................      169,731
   6,000   Plenus Co., Ltd.........................      258,373
  12,700   Saint Marc Co., Ltd.....................      351,801
   4,600   Saizeriya Co., Ltd......................      222,799
   6,165   Watami Food Service Co., Ltd............      233,393
                                                     -----------
                                                       1,836,365
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   1,900   Nichii Gakkan Co........................       77,352
                                                     -----------
           SPECIALTY STORES
  15,100   Nitori Co...............................      253,505
   3,200   Otsuka Kagu Ltd.........................      233,694
  16,400   Tsutsumi Jewelry Co., Ltd...............      324,889
                                                     -----------
                                                         812,088
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Japan (Continued)
           TELECOMMUNICATION EQUIPMENT
  18,000   Denki Kogyo Co., Ltd....................  $   105,767
                                                     -----------
           WHOLESALE DISTRIBUTORS
   4,600   Misumi Corp.............................      283,035
                                                     -----------
           Total Japan.............................   15,660,338
                                                     -----------
           Netherlands (8.1%)
           AGRICULTURAL COMMODITIES/ MILLING
  19,520   Nutreco Holding NV......................      859,346
                                                     -----------
           ENGINEERING & CONSTRUCTION
  21,109   Hollandsche Beton Groep NV..............      276,737
                                                     -----------
           FOOD: SPECIALTY/CANDY
  38,140   CSM NV..................................      790,341
                                                     -----------
           INDUSTRIAL CONGLOMERATES
  21,630   Internatio-Muller NV....................      504,932
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  32,863   Samas Groep NV..........................      505,879
                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  15,410   IHC Caland NV*..........................      757,914
                                                     -----------
           PERSONNEL SERVICES
   9,200   Vedior NV...............................      116,720
                                                     -----------
           RECREATIONAL PRODUCTS
  60,800   Head NV.................................      251,981
                                                     -----------
           WHOLESALE DISTRIBUTORS
  28,108   Buhrmann NV.............................      445,758
                                                     -----------
           Total Netherlands.......................    4,509,608
                                                     -----------
           New Zealand (3.3%)
           BEVERAGES: NON-ALCOHOLIC
 358,400   Frucor Beverages Group Ltd..............      241,925
                                                     -----------
           CASINO/GAMING
 105,948   Sky City Ltd............................      426,932
                                                     -----------
           CONSTRUCTION MATERIALS
 626,234   Fletcher Building Ltd...................      596,928
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            New Zealand (Continued)
           ELECTRONICS/APPLIANCES
 158,770   Fisher & Paykel Industries Ltd..........  $   617,052
                                                     -----------
           Total New Zealand.......................    1,882,837
                                                     -----------
           Norway (1.7%)
           LIFE/HEALTH INSURANCE
  40,400   Storebrand ASA..........................      301,242
                                                     -----------
           REGIONAL BANKS
  24,320   Gjensidige NOR Sparebank................      673,555
                                                     -----------
           Total Norway............................      974,797
                                                     -----------
           Spain (2.2%)
           MISCELLANEOUS COMMERCIAL SERVICES
  61,000   Amadeus Global Travel Distribution S.A.
            (A Shares).............................      397,272
                                                     -----------
           PULP & PAPER
  28,943   Miquel y Costas & Miquel, S.A...........      850,680
                                                     -----------
           Total Spain.............................    1,247,952
                                                     -----------
           Sweden (5.3%)
           INDUSTRIAL MACHINERY
  31,300   Haldex AB...............................      263,951
                                                     -----------
           MEDICAL SPECIALTIES
  26,355   Getinge Industrier AB (B Shares)........      417,635
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  78,700   Esselte AB (B Shares)...................      514,165
                                                     -----------
           STEEL
  31,300   Hoganas AB (Class B)....................      507,599
                                                     -----------
           TOBACCO
 269,755   Swedish Match AB........................    1,244,908
                                                     -----------
           Total Sweden............................    2,948,258
                                                     -----------
           Switzerland (4.6%)
           BUILDING PRODUCTS
   1,000   Zehnder Holding AG......................      612,131
                                                     -----------
           COMMERCIAL PRINTING/FORMS
   1,860   Edipresse S.A. (Bearer Shares)..........      579,633
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            Switzerland (Continued)
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   1,325   Leica Geosystems AG*....................  $   364,983
                                                     -----------
           INDUSTRIAL MACHINERY
     164   Bobst AG (Bearer Shares)................      238,653
     654   Saurer AG (Registered Shares)*..........      269,316
                                                     -----------
                                                         507,969
                                                     -----------
           SPECIALTY STORES
   2,940   Valora Holding AG.......................      520,267
                                                     -----------
           Total Switzerland.......................    2,584,983
                                                     -----------
           United Kingdom (11.0%)
           AUTO PARTS: O.E.M.
 125,880   Laird Group PLC.........................      405,104
                                                     -----------
           BROADCASTING
 112,980   SMG PLC.................................      337,794
                                                     -----------
           BUILDING PRODUCTS
 209,550   Novar PLC...............................      550,805
 172,840   SIG PLC.................................      603,088
                                                     -----------
                                                       1,153,893
                                                     -----------
           CHEMICALS: SPECIALTY
  95,700   British Vita PLC........................      244,213
                                                     -----------
           FOOD: SPECIALTY/CANDY
 430,140   Devro PLC...............................      310,851
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
  31,810   Reckitt Benckiser PLC...................      420,755
                                                     -----------
           INDUSTRIAL MACHINERY
  86,030   Spirax-Sarco Engineering PLC............      527,151
 382,340   The Six Hundred Group PLC...............      384,851
                                                     -----------
                                                         912,002
                                                     -----------
           MEDICAL DISTRIBUTORS
  35,247   Alliance Unichem PLC....................      280,190
                                                     -----------
           MEDICAL SPECIALTIES
  93,660   SSL International PLC...................      690,120
                                                     -----------
           MISCELLANEOUS MANUFACTURING
 284,180   Halma PLC...............................      534,826
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Portfolio of Investments / / May 31, 2001 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

            Common and Preferred Stocks (Continued)
            United Kingdom (Continued)
           PERSONNEL SERVICES
 133,696   Michael Page International PLC*.........  $   421,728
                                                     -----------
           REAL ESTATE DEVELOPMENT
 346,820   NHP PLC*................................      157,832
                                                     -----------
           RESTAURANTS
  21,885   Luminar PLC.............................      275,514
                                                     -----------
           Total United Kingdom....................    6,144,822
                                                     -----------

Total Investments
(Cost $54,396,712) (a)..................     89.7%   50,109,090
Other Assets in Excess of Liabilities...     10.3     5,773,112
                                          -------   -----------
Net Assets..............................    100.0%  $55,882,202
                                          =======   ===========

---------------------

    *  NON-INCOME PRODUCING SECURITY.
  (A) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,109,503 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,397,125, RESULTING IN NET UNREALIZED DEPRECIATION OF $4,287,622.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Summary of Investments / / May 31, 2001

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Agricultural Commodities/ Milling.......  $   859,346       1.5%
Air Freight/Couriers....................      275,900       0.5
Apparel/Footwear........................      297,744       0.5
Apparel/Footwear Retail.................      414,144       0.7
Auto Parts: O.E.M.......................    1,354,508       2.4
Beverages: Non-Alcoholic................      730,922       1.3
Broadcasting............................      337,794       0.6
Building Products.......................    2,845,197       5.1
Casino/Gaming...........................      426,932       0.8
Chemicals: Major Diversified............       86,024       0.2
Chemicals: Specialty....................      438,345       0.8
Commercial Printing/Forms...............      579,633       1.0
Construction Materials..................      993,082       1.8
Consumer Sundries.......................      391,337       0.7
Containers/Packaging....................      555,847       1.0
Drugstore Chains........................      142,366       0.3
Electrical Products.....................      953,496       1.7
Electronic Components...................      886,580       1.6
Electronic Distributors.................      338,689       0.6
Electronic Equipment/ Instruments.......    1,204,689       2.2
Electronic Production Equipment.........      232,687       0.4
Electronics/Appliances..................    1,102,055       2.0
Engineering & Construction..............      331,962       0.6
Environmental Services..................      433,786       0.8
Finance/Rental/Leasing..................      212,440       0.4
Food Retail.............................      548,686       1.0
Food: Meat/Fish/Dairy...................      278,435       0.5
Food: Specialty/Candy...................    2,367,643       4.2
Home Building...........................        1,452       0.0
Home Furnishings........................      257,068       0.5
Hospital/Nursing Management.............      625,771       1.1
Household/Personal Care.................      792,744       1.4
Industrial Conglomerates................      504,932       0.9
Industrial Machinery....................    4,553,219       8.1
Industrial Specialties..................      463,561       0.8
Information Technology Services.........      549,039       1.0
Investment Managers.....................      263,573       0.5
Life/Health Insurance...................      301,242       0.5

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Medical Distributors....................  $   663,729       1.2%
Medical Specialties.....................    1,250,289       2.2
Medical/Nursing Services................      209,102       0.4
Metal Fabrications......................      370,338       0.7
Miscellaneous Commercial Services.......    1,644,995       2.9
Miscellaneous Manufacturing.............      534,826       1.0
Office Equipment/Supplies...............    1,805,853       3.2
Oilfield Services/Equipment.............      757,914       1.4
Other Consumer Services.................      154,117       0.3
Other Consumer Specialties..............      474,743       0.9
Other Transportation....................      494,118       0.9
Packaged Software.......................      623,017       1.1
Personnel Services......................      538,449       1.0
Pharmaceuticals: Other..................      165,450       0.3
Publishing: Books/Magazines.............       58,852       0.1
Pulp & Paper............................      850,680       1.5
Real Estate Development.................      858,330       1.5
Recreational Products...................      622,228       1.1
Regional Banks..........................    1,191,692       2.1
Restaurants.............................    2,247,289       4.0
Services To The Health Industry.........       77,353       0.1
Specialty Insurance.....................      250,086       0.4
Specialty Stores........................    1,582,888       2.8
Specialty Telecommunications............      534,199       1.0
Steel...................................      507,599       0.9
Telecommunication Equipment.............      105,767       0.2
Textiles................................      491,340       0.9
Tobacco.................................    1,458,937       2.6
Trucks/Construction/Farm Machinery......      923,247       1.7
Wholesale Distributors..................      728,793       1.3
                                          -----------   -------
                                          $50,109,090      89.7%
                                          ===========   =======

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $49,287,878      88.2%
Preferred Stocks........................      821,212       1.5
                                          -----------   -------
                                          $50,109,090      89.7%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Statements

Statement of Assets and Liabilities
MAY 31, 2001

Assets:
Investments in securities, at value (cost
 $54,396,712).....................................  $50,109,090
Receivable for:
  Shares of beneficial interest sold..............   4,465,404
  Investments sold................................   2,539,719
  Dividends.......................................     123,736
  Foreign withholding taxes reclaimed.............      78,267
Prepaid expenses and other assets.................      48,540
                                                    ----------
    Total Assets..................................  57,364,756
                                                    ----------
Liabilities:
Payable for:
  Investments purchased...........................     231,022
  Shares of beneficial interest repurchased.......      59,127
  Investment management fee.......................      53,871
  Plan of distribution fee........................      41,050
Payable to bank...................................   1,038,345
Accrued expenses and other payables...............      59,139
                                                    ----------
    Total Liabilities.............................   1,482,554
                                                    ----------
    Net Assets....................................  $55,882,202
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $62,792,787
Net unrealized depreciation.......................  (4,303,073)
Accumulated net investment loss...................    (105,103)
Accumulated net realized loss.....................  (2,502,409)
                                                    ----------
    Net Assets....................................  $55,882,202
                                                    ==========
Class A Shares:
Net Assets........................................  $4,916,848
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................     493,428
    Net Asset Value Per Share.....................       $9.96
                                                    ==========
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset
       value).....................................      $10.52
                                                    ==========
Class B Shares:
Net Assets........................................  $44,680,805
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................   4,575,756
    Net Asset Value Per Share.....................       $9.76
                                                    ==========
Class C Shares:
Net Assets........................................    $978,616
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................     100,542
    Net Asset Value Per Share.....................       $9.73
                                                    ==========
Class D Shares:
Net Assets........................................  $5,305,933
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................     533,359
    Net Asset Value Per Share.....................       $9.95
                                                    ==========

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2001

Net Investment Loss:
Income
Dividends (net of $173,529 foreign withholding
 tax).............................................  $1,178,987
Interest..........................................     103,855
                                                    ----------
    Total Income..................................   1,282,842
                                                    ----------
Expenses
Investment management fee.........................     677,541
Plan of distribution fee (Class A shares).........       4,421
Plan of distribution fee (Class B shares).........     532,904
Plan of distribution fee (Class C shares).........      11,233
Transfer agent fees and expenses..................     130,576
Shareholder reports and notices...................      63,065
Registration fees.................................      63,044
Professional fees.................................      61,762
Custodian fees....................................      58,135
Trustees' fees and expenses.......................      12,101
Other.............................................      28,040
                                                    ----------
    Total Expenses................................   1,642,822
                                                    ----------
    Net Investment Loss...........................    (359,980)
                                                    ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................   1,086,054
  Foreign exchange transactions...................    (100,480)
                                                    ----------
      Net Gain....................................     985,574
                                                    ----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................  (7,745,989)
  Translation of forward foreign currency
   contracts and other assets and liabilities
   denominated in foreign currencies..............     (19,449)
                                                    ----------
    Net Depreciation..............................  (7,765,438)
                                                    ----------
    Net Loss......................................  (6,779,864)
                                                    ----------
Net Decrease......................................  $(7,139,844)
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR  FOR THE YEAR
                                             ENDED         ENDED
                                          MAY 31, 2001  MAY 31, 2000
                                          ------------  ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (359,980) $  (520,665)
Net realized gain.......................       985,574   18,812,033
Net change in unrealized
 appreciation/depreciation..............    (7,765,438)  (2,530,136)
                                          ------------  -----------
    Net Increase (Decrease).............    (7,139,844)  15,761,232
                                          ------------  -----------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (12,839)     --
Class B shares..........................       (64,558)     --
Class C shares..........................        (4,627)     --
Class D shares..........................       (28,068)     --
                                          ------------  -----------
    Total Dividends.....................      (110,092)     --
                                          ------------  -----------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (7,711,866)   5,162,098
                                          ------------  -----------

    Net Increase (Decrease).............   (14,961,802)  20,923,330
                                          ------------  -----------
Net Assets:
Beginning of period.....................    70,844,004   49,920,674
                                          ------------  -----------
End of Period
 (Including accumulated net investment
 losses of $105,103 and $264,553,
 respectively)..........................  $ 55,882,202  $70,844,004
                                          ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001

1. Organization and Accounting Policies
Morgan Stanley International SmallCap Fund (the "Fund"), formerly Morgan Stanley Dean Witter International SmallCap Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001 CONTINUED

comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001 CONTINUED

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001 CONTINUED

(b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $9,994,516 at May 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $81,262, and $1,006, respectively and received $6,883 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2001 aggregated $36,861,151 and $47,131,857, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR                FOR THE YEAR
                                          ENDED                      ENDED
                                      MAY 31, 2001                MAY 31, 2000
                                -------------------------  --------------------------
                                  SHARES       AMOUNT        SHARES        AMOUNT
                                ----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   9,932,265  $ 104,659,749    4,905,335  $  55,329,299
Reinvestment of dividends.....         831          8,120      --            --
Redeemed......................  (9,610,380)  (101,994,116)  (4,789,580)   (54,516,059)
                                ----------  -------------  -----------  -------------
Net increase -- Class A.......     322,716      2,673,753      115,755        813,240
                                ----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   5,137,265     53,938,525   10,940,212    123,323,575
Reinvestment of dividends.....       6,042         58,120      --            --
Redeemed......................  (6,467,339)   (68,248,615) (10,566,342)  (120,926,855)
                                ----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................  (1,324,032)   (14,251,970)     373,870      2,396,720
                                ----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................     876,341      8,929,946      365,030      4,282,268
Reinvestment of dividends.....         458          4,393      --            --
Redeemed......................    (869,259)    (8,896,725)    (293,395)    (3,490,392)
                                ----------  -------------  -----------  -------------
Net increase -- Class C.......       7,540         37,614       71,635        791,876
                                ----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................     482,649      4,964,532    1,801,148     22,041,069
Reinvestment of dividends.....         133          1,302      --            --
Redeemed......................    (107,854)    (1,137,097)  (1,702,051)   (20,880,807)
                                ----------  -------------  -----------  -------------
Net increase -- Class D.......     374,928      3,828,737       99,097      1,160,262
                                ----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................    (618,848) $  (7,711,866)     660,357  $   5,162,098
                                ==========  =============  ===========  =============

6. Federal Income Tax Status
During the year ended May 31, 2001, the Fund utilized its net capital loss carryover of approximately $1,983,000.

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $41,000 during fiscal 2001.

As of May 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment

Morgan Stanley International SmallCap Fund
Notes to Financial Statements / / May 31, 2001 CONTINUED

companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses, tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $471,314, accumulated net realized loss was charged $158,208 and accumulated net investment loss was credited $629,522.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2001, there were no outstanding forward contracts.

At May 31, 2001, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

At May 31, 2001, investments in securities of issuers in Japan represented 28.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International SmallCap Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE PERIOD
                                      FOR THE YEAR ENDED MAY 31,        JULY 28, 1997*
                                 ------------------------------------      THROUGH
                                    2001         2000         1999       MAY 31, 1998
                                 ----------   ----------   ----------   --------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................    $ 11.42       $ 8.93       $ 8.85         $ 8.96
                                  -------       ------       ------         ------
Income (loss) from investment
 operations:
  Net investment income
   (loss).....................      (0.01)        0.02        -             -
  Net realized and unrealized
   gain (loss)................      (1.34)        2.47         0.08          (0.11)
                                  -------       ------       ------         ------
Total income (loss) from
 investment operations........      (1.35)        2.49         0.08          (0.11)
                                  -------       ------       ------         ------

Dividends to shareholders from
 net investment income........      (0.11)       -            -             -
                                  -------       ------       ------         ------

Net asset value, end of
 period.......................    $  9.96       $11.42       $ 8.93         $ 8.85
                                  =======       ======       ======         ======
Total Return+.................     (11.96)%      28.40%        0.68%         (1.23)%(1)
Ratios to Average Net Assets:
Expenses......................       2.06%(3)     2.10%(3)     2.36%(3)       2.52%(2)
Net investment income
 (loss).......................       0.10%(3)     0.00%(3)    (0.12)%(3)       0.03%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................     $4,917       $1,950         $491           $318
Portfolio turnover rate.......         65%          94%          31%           178%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                                      FOR THE YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                2001++          2000++          1999++         1998*++           1997
                             ------------    ------------    ------------    ------------    ------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $  11.19        $   8.82        $   8.80        $   8.92        $  10.28
                               --------        --------        --------        --------        --------
Income (loss) from
 investment operations:
  Net investment loss....         (0.07)          (0.09)          (0.09)          (0.11)          (0.16)
  Net realized and
   unrealized gain
   (loss)................         (1.35)           2.46            0.11           (0.01)          (0.88)
                               --------        --------        --------        --------        --------
Total income (loss) from
 investment operations...         (1.42)           2.37            0.02           (0.12)          (1.04)
                               --------        --------        --------        --------        --------
Dividends to shareholders
 from net investment
 income..................         (0.01)         -               -               -                (0.38)
                               --------        --------        --------        --------        --------

Capital contribution.....        -               -               -               -                 0.06
                               --------        --------        --------        --------        --------

Net asset value, end of
 period..................      $   9.76        $  11.19        $   8.82        $   8.80        $   8.92
                               ========        ========        ========        ========        ========
Total Return+............        (12.74)%         27.27%           0.00%          (1.35)%         (9.52)%(1)
Ratios to Average Net
 Assets:
Expenses.................          2.86%(2)        2.86%(2)        3.12%(2)        3.06%           2.89%
Net investment loss......         (0.68)%(2)      (0.76)%(2)      (0.88)%(2)      (1.24)%         (1.34)%
Supplemental Data:
Net assets, end of
 period, in thousands....       $44,681         $66,038         $48,711         $69,960        $105,308
Portfolio turnover
 rate....................            65%             94%             31%            178%             46%

---------------------

* PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) INCLUDES VOLUNTARY CAPITAL CONTRIBUTION FROM MORGAN GRENFELL INVESTMENT SERVICES LIMITED, THE FORMER SUB-ADVISOR, THE EFFECT OF WHICH WAS TO INCREASE TOTAL RETURN BY 0.59%.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                                                              FOR THE PERIOD
                                         FOR THE YEAR ENDED MAY 31,           JULY 28, 1997*
                                 ------------------------------------------      THROUGH
                                     2001           2000           1999        MAY 31, 1998
                                 ------------   ------------   ------------   --------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $ 11.21        $  8.83        $  8.80          $  8.96
                                   -------        -------        -------          -------
Income (loss) from investment
 operations:
  Net investment loss.........       (0.03)         (0.07)         (0.06)           (0.09)
  Net realized and unrealized
   gain (loss)................       (1.39)          2.45           0.09            (0.07)
                                   -------        -------        -------          -------
Total income (loss) from
 investment operations........       (1.42)          2.38           0.03            (0.16)
                                   -------        -------        -------          -------

Dividends to shareholders from
 net investment income........       (0.06)         -              -               -
                                   -------        -------        -------          -------

Net asset value, end of
 period.......................     $  9.73        $ 11.21        $  8.83          $  8.80
                                   =======        =======        =======          =======
Total Return+.................      (12.78)%        27.21%          0.23%           (1.79)%(1)
Ratios to Average Net Assets:
Expenses......................        2.86% (3)      2.86% (3)      2.90% (3)        3.16% (2)
Net investment loss...........       (0.68)%(3)     (0.76)%(3)     (0.66)%(3)       (1.37)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................        $979         $1,042           $189              $77
Portfolio turnover rate.......          65%            94%            31%             178%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Financial Highlights CONTINUED

                                                                        FOR THE PERIOD
                                      FOR THE YEAR ENDED MAY 31,        JULY 28, 1997*
                                 ------------------------------------      THROUGH
                                    2001         2000         1999       MAY 31, 1998
                                 ----------   ----------   ----------   --------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................    $ 11.45      $  8.94       $ 8.87         $ 8.96
                                  -------      -------       ------         ------
Income (loss) from investment
 operations:
  Net investment income.......       0.07         0.03         0.04         -
  Net realized and unrealized
   gain (loss)................      (1.42)        2.48         0.03          (0.09)
                                  -------      -------       ------         ------
Total income (loss) from
 investment operations........      (1.35)        2.51         0.07          (0.09)
                                  -------      -------       ------         ------

Dividends to shareholders from
 net investment income........      (0.15)       -            -             -
                                  -------      -------       ------         ------

Net asset value, end of
 period.......................    $  9.95      $ 11.45       $ 8.94         $ 8.87
                                  =======      =======       ======         ======
Total Return+.................     (11.92)%      28.48%        0.56%         (1.00)%(1)
Ratios to Average Net Assets:
Expenses......................       1.86%(3)     1.86%(3)     2.12%(3)       2.31% (2)
Net investment income
 (loss).......................       0.32%(3)     0.24%(3)     0.12%(3)      (0.02)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands....................     $5,306       $1,813         $530           $850
Portfolio turnover rate.......         65%          94%          31%           178%

---------------------

*    THE DATE SHARES WERE FIRST ISSUED.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
Independent Auditors' Report

To the Shareholders and Board of Trustees of Morgan Stanley International SmallCap Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), formerly Morgan Stanley Dean Witter International SmallCap Fund, including the portfolio of investments, as of May 31, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2000 and the financial highlights for each of the respective stated periods ended May 31, 2000 were audited by other independent accountants whose report, dated June 30, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 16, 2001

TRUSTEES                                                    MORGAAN STANLEY
Michael Bozic                                               [LOGO]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS                                             MORGAN STANLEY
Deloitte & Touche LLP
Two World Financial Center                                       INTERNATIONAL
New York, New York 10281
                                                                 SMALLCAP FUND
INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020



THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION
OF SHAREHOLDERS OF THE FUND. FOR MORE DETAILED INFORMATION
ABOUT THE FUND, ITS OFFICERS AND TRUSTEES, FEES,
EXPENSES AND OTHER PERTINENT INFORMATION, PLEASE SEE THE
PROSPECTUS OF THE FUND.

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED
 OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.                   ANNUAL REPORT
                                                                  MAY 31, 2001
MORGAN STANLEY DISTRIBUTORS INC., MEMBER NASD.